Acquisition (Pro Forma Information, Overseas Internet Service Business) (Details) (Overseas internet service company [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Overseas internet service company [Member]
Business Acquisition [Line Items]
Pro forma revenue	$ 675,981	$ 336,215
Pro forma net income	$ 99,001	$ 44,940
Pro forma earnings per ordinary share-basic (in dollars per share)	$ 0.55	$ 0.25
Pro forma earnings per ordinary share-diluted (in dollars per share)	$ 0.51	$ 0.24